SCHEDULE OF RELATED PARTY BALANCES AND TRANSACTIONS (Details)	12 Months Ended
Sep. 30, 2025
Zheng Huiyi [Member]
Related Party Transaction [Line Items]
Relationship to the company	Chief Executive Officer (“CEO”), Chairman of the Board of Directors
Bao Qihong [Member]
Related Party Transaction [Line Items]
Relationship to the company	Chief Technology Officer (“CTO”) and Director of the Company
Carrie Choy [Member]
Related Party Transaction [Line Items]
Relationship to the company	A senior officer of the Company
Shanghai Borui Finance Information Limited [Member]
Related Party Transaction [Line Items]
Relationship to the company	An entity controlled by CEO of the Company